Basis of Presentation and General information, Vessel Owning Subsidiaries (Details)	6 Months Ended
	Jun. 30, 2023 t
Subsidiaries in Consolidation [Abstract]
DWT	1,600,000
M/V Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,453
Year built	2004
Delivery date to Castor	2017-02
M/V Magic Sun [Member]
Subsidiaries in Consolidation [Abstract]
DWT	75,311
Year built	2001
Delivery date to Castor	2019-09
M/V Magic Moon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,602
Year built	2005
Delivery date to Castor	2019-10
M/V Magic Horizon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,619
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Nova [Member]
Subsidiaries in Consolidation [Abstract]
DWT	78,833
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Venus [Member]
Subsidiaries in Consolidation [Abstract]
DWT	83,416
Year built	2010
Delivery date to Castor	2021-03
M/V Magic Orion [Member]
Subsidiaries in Consolidation [Abstract]
DWT	180,200
Year built	2006
Delivery date to Castor	2021-03
M/V Magic Argo [Member]
Subsidiaries in Consolidation [Abstract]
DWT	82,338
Year built	2009
Delivery date to Castor	2021-03
M/V Magic Twilight [Member]
Subsidiaries in Consolidation [Abstract]
DWT	80,283
Year built	2010
Delivery date to Castor	2021-04
M/V Magic Thunder [Member]
Subsidiaries in Consolidation [Abstract]
DWT	83,375
Year built	2011
Delivery date to Castor	2021-04
M/V Magic Vela [Member]
Subsidiaries in Consolidation [Abstract]
DWT	75,003
Year built	2011
Delivery date to Castor	2021-05
M/V Magic Nebula [Member]
Subsidiaries in Consolidation [Abstract]
DWT	80,281
Year built	2010
Delivery date to Castor	2021-05
M/V Magic Starlight [Member]
Subsidiaries in Consolidation [Abstract]
DWT	81,048
Year built	2015
Delivery date to Castor	2021-05
M/V Magic Eclipse [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,940
Year built	2011
Delivery date to Castor	2021-06
M/V Magic Callisto [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,930
Year built	2012
Delivery date to Castor	2022-01
M/V Magic Pluto [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,940
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Perseus [Member]
Subsidiaries in Consolidation [Abstract]
DWT	82,158
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Mars [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,822
Year built	2014
Delivery date to Castor	2021-10
M/V Magic Phoenix [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,636
Year built	2008
Delivery date to Castor	2021-10
M/V Ariana A [Member]
Subsidiaries in Consolidation [Abstract]
DWT	38,117
Year built	2005
Delivery date to Castor	2022-11
M/V Gabriela A [Member]
Subsidiaries in Consolidation [Abstract]
DWT	38,121
Year built	2005
Delivery date to Castor	2022-11
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
DWT	115,351
Year built	2005
Delivery date to Castor	2021-03
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
DWT	115,341
Year built	2005
Delivery date to Castor	2021-03
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
DWT	106,062
Year built	2005
Delivery date to Castor	2021-05
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
DWT	106,162
Year built	2004
Delivery date to Castor	2021-05
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
DWT	36,718
Year built	2006
Delivery date to Castor	2021-05
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
DWT	106,290
Year built	2004
Delivery date to Castor	2021-06
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT	36,660
Year built	2006
Delivery date to Castor	2021-06
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
DWT	115,341
Year built	2006
Delivery date to Castor	2021-12
Toro Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic P
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Sun
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Moon
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Horizon
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nova
Super Mario Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Venus
Pumba Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Orion
Kabamaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Argo
Luffy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Twilight
Liono Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Thunder
Stewie Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Vela
Snoopy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nebula
Mulan Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Starlight
Cinderella Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Eclipse
Mickey Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Callisto
Songoku Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Pluto
Asterix Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Perseus
Johnny Bravo Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Mars
Garfield Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Phoenix
Jerry Shipping Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Ariana A
Tom Shipping Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Gabriela A
Tom Maritime Ltd [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1
Jerry Maritime Ltd [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1
Containco Shipping Inc [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Castor Maritime SCR Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[3]
Toro RBX Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[4]
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Polaris
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Vega
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Avior
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Mimosa
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Musica
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Formosa
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Bellatrix
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[5]

[1]	Incorporated on July 29, 2022. At the Distribution Date, Toro served as the holding company to which the equity interests of the Aframax/LR2 and Handysize tanker owning subsidiaries and Elektra were contributed.
[2]	Incorporated under the laws of the Marshall Islands on September 16, 2021, this entity serves as the Company’s subsidiaries’ cash manager with effect from November 1, 2021.
[3]	Bagheera Shipping Co. no longer owns any vessel following the sale of the M/V Magic Rainbow on March 13, 2023 and delivery of such vessel to an unaffiliated third-party on April 18, 2023 (see also Note 7).
[4]	Incorporated under the laws of the Marshall Islands on October 3, 2022, to serve, with effect from the Distribution Date, as the cash manager of Toro and its subsidiaries.
[5]	Elektra no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, and delivery of such vessel to an unaffiliated third-party on July 15, 2022.